Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Acquired Intangible Asset Balances	The following table summarizes the components of acquired intangible asset balances.
	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
Software	$15,250	$15,345
Less: accumulated amortization	10,628	(9,317)
Intangible assets, net	$4,622	$6,028

Schedule of Future Amortization Expense of the Intangible Assets	The future amortization expense of the intangible assets for the twelve months ending June 30 of the following years is expected as follows:
Twelve months ending June 30,	Amortization expenses
In thousands of USD
2025	$1,558
2026	1,425
2027	1,280
2028	359
Total	$4,622